Note 7 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jun. 22, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade and payables included in exploration and evaluation assets		$ 13	$ 13
Transaction costs on disposal		$ 51
Defiance Silver Corp [Member]
Statement Line Items [Line Items]
Shares consideration for disposal of noncurrent assets	5,000,000
Fair value of shares consideration for disposal of noncurrent assets	$ 1,202
Transaction costs on disposal	$ 51
Prospective land claim package [member]
Statement Line Items [Line Items]
Percentage of interest acquirable		100.00%	100.00%
Option payments commitment during option period, year two			$ 425
Net Smelter Returns Royalty Percentage		2.00%	2.00%
Option payments to earn right, title and interest to property during option period		$ 150
Option payments commitment during earn-in option agreement period		1,850
Optional exploration expenditure commitment during earn-in option agreement period		$ 30,000
Earn in option agreement period		10 years
Firm exploration expenditure commitment during earn-in option agreement period		$ 1,250
Option payments commitment during option period, year three			$ 425
Option payments commitment during option period, year four			425
Option payments commitment during option period, year five			$ 425